SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Liability [Abstract]
Operating Lease Liability, 2026	$ 1,172
Operating Lease Liability, 2027	1,213
Operating Lease Liability, 2028	1,255
Operating Lease Liability, 2029	1,299
Operating Lease Liability, 2030	1,344
Operating Lease Liability, Thereafter	463
Operating Lease Liability, Total undiscounted cash flows	6,746
Operating Lease Liability, Less present value discount	(2,176)
Operating Lease Liability, Total lease liabilities	4,570	$ 4,983	$ 3,787
Finance Lease, Liability [Abstract]
Finance Lease Liability, 2026	223
Finance Lease Liability, 2027	212
Finance Lease Liability, 2028	125
Finance Lease Liability, 2029	107
Finance Lease Liability, 2030	66
Finance Lease Liability, Thereafter
Finance Lease Liability, Total undiscounted cash flows	733
Finance Lease Liability, Less present value discount	(112)
Finance Lease Liability, Total lease liabilities	621	$ 782	$ 830
Total Lease Liability [Abstract]
Total Lease Liability, 2026	1,395
Total Lease Liability, 2027	1,425
Total Lease Liability, 2028	1,380
Total Lease Liability, 2029	1,406
Total Lease Liability, 2030	1,410
Total Lease Liability, Thereafter	463
Total Lease Liability, Total undiscounted cash flows	7,479
Total Lease Liability, Less present value discount	(2,288)
Total Lease Liability, Total lease liabilities	$ 5,191